Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Income Taxes [Abstract]
Schedule of Effective Tax Rate	The following table reconciles China statutory rates to the Company’s effective tax rate:
	December 31, 2023	December 31, 2022

China income tax rate	25.0%	25.0%
Tax exemption/preferential rate reduction	-%	(21.1)%
Change in valuation allowance	(25.4)%	(3.8)%
Effective tax rate	(0.4)%	0.1%

Schedule of Components of Deferred Tax Assets	The following table summarizes the significant components of deferred tax assets.
	December 31, 2023	December 31, 2022

Net operating losses	$1,122,569	$961,468
Allowance for credit losses	10,589	10,769
Less: valuation allowance	(1,133,158)	(972,237)
Deferred tax assets, net	$-	$-

Schedule of Valuation Allowance for Deferred Tax Assets	The following table summarizes the changes in valuation allowance for deferred tax assets.
	December 31, 2023	December 31, 2022

Beginning balance	$972,237	$847,735
Additions	160,921	124,502
Ending balance	$1,133,158	$972,237

Schedule of Taxes Payable	Taxes payable consist of the following:
	December 31, 2023	December 31, 2022

VAT payable	$8,852	$6,858
Other taxes payable	4,906	6,514
Income taxes payable	3,067	-
Total	$16,825	$13,372